Subsequent Events	6 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

The Company has evaluated events subsequent to the balance sheet date of December 31, 2021 through May 17, 2022, the date on which the consolidated financial statements were issued.

On March 20, 2022, Xiamen ZhongPuShuYuan Digital Technology Co., Ltd. (“ZPSY”) was established with 51% owned by Pop Network. Other investors include Fujian Zhongshi Communication Co., Ltd., Ms. Wenxiu Yu, and Mr. Bo Lan, who own 35%, 10%, and 4% equity interests, respectively. Mr. Lan serves as the general manager of ZPSY and Ms. Yu will also join ZPSY in the future. The business scope of ZPSY involves in digital content production services and advertising design. In order to promote the digital copyright content of the Company’s Chinese entertainment sector, ZPSY will focus on the development of digital collection business.

On April 5, 2022, the Company appointed WWC, P.C (“WWC”). as its independent registered public accounting firm, effective on the same day. WWC replaced Friedman LLP (“Friedman”), the former independent registered public accounting firm of the Company, which the Company dismissed on April 5, 2022. The appointment of WWC and the dismissal of Friedman were made after careful consideration and evaluation process by the Company and were approved by the audit committee of the board of directors of the Company. The Company’s decision to make this change was not the result of any disagreement between the Company and Friedman on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure. The audit report of Friedman on the consolidated financial statements of the Company as of June 30, 2020 and 2021 and for the fiscal years ended June 30, 2020 and 2021 did not contain an adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, scope of accounting principles.

On April 14, 2022, Pop Culture established a wholly-owned subsidiary, Hualiu Digital Entertainment (Beijing) International Cultural Media Co., Ltd. (“HLDE”). HLDE intends to develop the entertainment segment among the three major business units. Its main business involves music, performing arts agent, advertising design, digital copyright, and metaverse.